BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013
BALANCE SHEETS [Abstract]
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	3,220,000	3,220,000
Common stock, shares outstanding	3,220,000	3,220,000